Other Non-Current Assets - Disclosure of Other Noncurrent Assets (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Other Noncurrent Assets [Abstract]
Prepayments	$ 2,524,911	$ 495,660
Other non-current assets	$ 2,524,911	$ 495,660